PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
1,852,396	Schwab U.S. TIPS ETF	$105,141,997	5.9

	Total Exchange-Traded Funds
	(Cost $104,359,085)	105,141,997	5.9

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
7,133	Voya Australia Index Portfolio - Class I	57,917	0.0
8,090,832	Voya Emerging Markets Index Portfolio - Class I	88,675,522	5.0
16,041,614	Voya International Index Portfolio - Class I	158,009,894	8.9
6,994,002	Voya RussellTM Mid Cap Index Portfolio - Class I	89,243,462	5.1
4,158,152	Voya RussellTM Small Cap Index Portfolio - Class I	54,139,140	3.1
46,305,810	Voya U.S. Bond Index Portfolio - Class I	507,974,731	28.7
48,553,368	Voya U.S. Stock Index Portfolio - Class I	766,172,143	43.3

	Total Mutual Funds
	(Cost $1,613,965,513)	1,664,272,809	94.1

	Total Investments in Securities (Cost $1,718,324,598)	$1,769,414,806	100.0
	Assets in Excess of Other Liabilities	142,131	0.0
	Net Assets	$1,769,556,937	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$105,141,997	$–	$–	$105,141,997
Mutual Funds	1,664,272,809	–	–	1,664,272,809
Total Investments, at fair value	$1,769,414,806	$–	$–	$1,769,414,806

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$30,157,385	$2,522,988	$(34,722,714)	$2,100,258	$57,917	$2,401,112	$615,139	$-
Voya Emerging Markets Index Portfolio - Class I	120,675,523	19,462,538	(46,346,136)	(5,116,403)	88,675,522	2,939,094	11,032,190	-
Voya Euro STOXX 50® Index Portfolio - Class I	94,940,229	6,164,064	(106,545,065)	5,440,772	-	4,612,817	4,918,128	207,494
Voya FTSE 100 Index® Portfolio - Class I	64,695,971	8,640,609	(86,921,232)	13,584,652	-	4,614,248	(13,455,469)	2,106,616
Voya Hang Seng Index Portfolio - Class I	4,343,073	6,048,781	(10,841,722)	449,868	-	325,328	(1,960,202)	1,060,331
Voya International Index Portfolio - Class I	-	158,424,279	(718,569)	304,184	158,009,894	-	9,994	-
Voya Japan TOPIX Index® Portfolio - Class I	64,582,429	13,446,995	(82,284,023)	4,254,599	-	2,515,021	(8,450,142)	7,413,164
Voya RussellTM Mid Cap Index Portfolio - Class I	121,391,291	26,408,535	(62,830,921)	4,274,557	89,243,462	1,913,115	(3,028,520)	21,561,653
Voya RussellTM Small Cap Index Portfolio - Class I	69,243,522	15,134,694	(31,726,180)	1,487,104	54,139,140	768,875	627,508	7,412,787
Voya U.S. Bond Index Portfolio - Class I	604,068,266	63,257,561	(193,763,423)	34,412,327	507,974,731	10,346,223	2,816,181	-
Voya U.S. Stock Index Portfolio - Class I	563,433,903	241,068,915	(94,550,102)	56,219,427	766,172,143	2,113,972	9,228,564	42,581,428
	$1,737,531,592	$560,579,959	$(751,250,087)	$117,411,345	$1,664,272,809	$32,549,805	$2,353,371	$82,343,473

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,737,381,655.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$66,434,704
Gross Unrealized Depreciation	(34,401,553)
Net Unrealized Appreciation	$32,033,151